Debt (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 14, 2017	Jun. 16, 2016	Jun. 14, 2015	Nov. 30, 2012	Nov. 14, 2012	Jun. 14, 2012	May 21, 2012	Jun. 16, 2011
Summary of long-term debt, including the current portion
Refinanced three year revolving credit facility											$ 500,000,000
Refinanced five year revolving credit facility											500,000,000
New three year revolving credit facility											750,000,000
New three year revolving credit facility expiration								750,000,000
New five year revolving credit facility											750,000,000
New five year revolving credit facility expiration						750,000,000
Additional five-year revolving credit facility													500,000,000
Additional five year credit facility expiration							500,000,000
Previous long-term line of credit			1,500,000,000
Proceeds from issuance of debt	600,000,000		7,156,000,000	381,000,000	55,000,000
Deferred finance costs, noncurrent			40,000,000
Facility deferred finance costs			69,000,000
Bridge facility interest rate first possibility at company discretion													LIBOR based rate plus .33%
Bridge facility length of time												364 days
Proceeds from issuance of senior long term debt										4,853,000,000
Issuance of senior notes										4,900,000,000
Total long-term debt			10,076,000,000	3,687,000,000
Less current portion of long-term debt			(314,000,000)	(321,000,000)
Long-term debt less current portion			9,762,000,000	3,366,000,000
Control provision purchase price percentage of principal plus accrued and unpaid interest			100.00%
Optional senior note redemption provision - first possibility			100% of principal
Optional senior note redemption provision - second possibility			sum of present value of remaining payments plus basis ranging from 10 to 25
Senior note control provision			purchase price of 101% of principal plus accrued and unpaid interest
Senior note registration requirement			360 day from issuance
$300 floating rate senior unsecured notes due June 16, 2014													300,000,000
Debt instrument basis spread on variable rate		0.33%
Short-term debt			757,000,000	86,000,000
Percentage of principal company must offer to purchase all or part of the note if certain change of control events occur			101.00%
Line of credit facility, maximum borrowing capacity			2,000,000,000
Short-term Debt [Abstract]
US short term commerical paper			75,000,000	75,000,000
Short-term debt			757,000,000	86,000,000
Short-term debt, weighted average interest rate			0.50%	0.45%
US other short-term debt			9,000,000	10,000,000
Non-US short-term debt			4,000,000	1,000,000
Non-US short-term line of credit available			2,099,000,000
Bridge loan borrowings									1,669,000,000
Bridge Loan												6,750,000,000
Bridge facility draw amount outstanding			669,000,000
Amortization of Financing Costs			68,000,000
Maturities of Long-term Debt [Abstract]
2013			314,000,000
2014			568,000,000
2015			1,008,000,000
2016			261,000,000
2017			1,551,000,000
Interest Expense [Abstract]
Interest paid on debt			276,000,000	174,000,000	170,000,000
Notes due 2012 [Member]
Summary of long-term debt, including the current portion
Other Notes Payable, Noncurrent			0	300,000,000
Long term debt instrument interest rate			5.75%
Notes due 2013 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			300,000,000	300,000,000
Interest rate			4.90%
Related long term debt converted to floating interest rates by interest rate swaps			200,000,000
Notes due 2014 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			250,000,000	250,000,000
Interest rate			5.95%
Related long term debt converted to floating interest rates by interest rate swaps			100,000,000
Floating rate notes due 2014 [Member]
Summary of long-term debt, including the current portion
Floating rate notes			300,000,000	300,000,000
Related long-term debt converted to fixed interest rate by interest rate swap			300,000,000
Debenture due 2015 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			300,000,000	0
Interest rate			5.45%
Notes due 2015 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			100,000,000	100,000,000
Long term debt instrument interest rate			4.65%
Senior notes due 2015 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			600,000,000	0
Senior long term note interest rate			0.95%
Debentures due 2016 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			250,000,000	0
Interest rate			2.375%
Notes due 2017 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			250,000,000	250,000,000
Interest rate			5.30%
Related long term debt converted to floating interest rates by interest rate swaps			150,000,000
Debenture due 2017 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			300,000,000	0
Interest rate			6.10%
Senior notes due 2017 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			1,000,000,000	0
Interest rate			1.50%
Notes due 2018 [Member]
Summary of long-term debt, including the current portion
Other Notes Payable, Noncurrent			450,000,000	450,000,000
Interest rate			5.60%
Related long term debt converted to floating interest rates by interest rate swaps			415,000,000
Japanese Yen notes due 2018 [Member]
Summary of long-term debt, including the current portion
Japanese Yen notes			116,000,000	129,000,000
Interest rate			4.215%
Notes due 2019 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			300,000,000	300,000,000
Interest rate			6.95%
Related long term debt converted to floating interest rates by interest rate swaps			300,000,000
Debentures due 2020 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			250,000,000	0
Interest rate			3.875%
Notes due 2021 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			300,000,000	0
Interest rate			3.47%
Debentures due 2022 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			100,000,000	100,000,000
Interest rate			8.10%
Senior notes due 2022 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			1,600,000,000	0
Interest rate			2.75%
Notes due 2023 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			300,000,000	0
Interest rate			3.68%
Debentures due 2025 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			145,000,000	145,000,000
Interest rate			6.50%
Debentures due 2029 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			200,000,000	200,000,000
Interest rate			7.65%
Related long term debt converted to floating interest rates by interest rate swaps			50,000,000
Senior notes due 2032 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			700,000,000	0
Interest rate			4.00%
Debentures due 2034 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			140,000,000	140,000,000
Interest rate			5.45%
Related long term debt converted to floating interest rates by interest rate swaps			25,000,000
Notes due 2037 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			240,000,000	240,000,000
Interest rate			5.80%
Senior notes due 2042 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			1,000,000,000	0
Interest rate			4.15%
Notes due from 2012 to 2035 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			255,000,000	266,000,000
Minimum interest rate			5.25%
Maximum interest rate			12.50%
Other long-term debt [Member]
Summary of long-term debt, including the current portion
Other Long-term Debt, Noncurrent			330,000,000	217,000,000
Notes due June 28, 2021 [Member]
Summary of long-term debt, including the current portion
Debt Instrument, Face Amount			300,000,000
Interest rate			3.47%
Senior notes due 2022 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			2.75%
Senior notes due 2017 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			1.50%
Senior notes due 2042 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			4.15%
Senior notes due 2032 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			4.00%
Senior notes due 2015 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			0.95%
Notes due June 28, 2023 [Member]
Summary of long-term debt, including the current portion
Debt Instrument, Face Amount			$ 300,000,000
Interest rate			3.68%